Income Tax	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Income Tax

NOTE 10 – INCOME TAX

Cayman Island

noco-noco Inc. Ltd. is incorporated in Cayman Islands but a resident outside the Cayman Islands and is regarded as a tax resident in Singapore, and under the current tax laws of Singapore, its standard corporate income tax rate is 17%.

Australia

noco-noco Australia Pty. Ltd. is incorporated in Australia, and under the current tax laws of Australia, its standard corporate income tax rate is 25%. As of December 31, 2023 and 2022, the Company did not generate taxable income nor had any operating expenses to offset future taxable income.

Singapore

noco-noco Pte. Ltd. is incorporated in Singapore, and under the current tax laws of Singapore, its standard corporate income tax rate is 17%. Net operating loss will be carried forward indefinitely under Singapore profits tax regulation. As of December 31, 2023 and 2022, the Company did not generate net taxable income to utilize net operating loss, which will carry forwards to offset future taxable income.

Due to the Company’s net loss position, there was no provision for income taxes recorded. Management considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more-likely-than-not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, and the duration of statutory carry forward periods. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. Due to a history of losses, the Company assessed it was not more likely than not that the deferred tax assets would be realized in the foreseeable future.

	For the six months ended December 31
	2023		2022
Loss before tax	$8,257,402		$1,154,650
Tax rate	17%		17%
Computed tax benefit (expense) at statutory tax rate	1,403,758		196,291
Tax effect of non-deductible or taxable items:
Share-based compensation expenses	(265,366)	—	—
ELOC commitment fee	(556,635)		—
Non-taxable Income	—		26,987
Change in valuation allowance	(581,757)		(223,278)
Effect of preferential tax rates	—		—
Income tax expense (benefit)	—		—

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2023 and 2022, the Company did not have any significant unrecognized uncertain tax positions. The Company did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of operations for the years ended June 30, 2023 and 2022. The Company does not believe that its uncertain tax benefits position will materially change over the next twelve months.

As of December 31, 2023, Singapore tax returns for the years 2020 to 2023 are subject to examination by the tax authorities.

Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2023 and June 30, 2023 are as follows:

	December 31, 2023	June 30, 2023
	Unaudited	Audited
Deferred tax assets
Net operating loss carry-forward	$1,538,865	$1,015,370
Capital allowance	—	4,805
Lease liabilities	21,368	35,657
Other provisions	—	22,470
Less: valuation allowance	(1,537,231)	(1,040,858)
Subtotal	23,002	37,444
Deferred tax liabilities
Deferred tax liabilities arising from assets	(23,002)	(37,444)
Total deferred tax assets, net	(23,002)	—

The Company had net operating loss carried forward for tax purposes of approximately $9,052,000 as of December 31, 2023 and approximately $5,972,000 as of June 30, 2023, which may be carried forward indefinitely to offset future taxable income.

	December 31, 2023	June 30, 2023
	Unaudited	Audited
The changes related to valuation allowance are as follows:
Balance at the beginning of the year	$1,040,858	$415,300
Current year addition	496,373	625,558
Balance at the end of the year	1,537,231	1,040,858

NOTE 10 – INCOME TAX

noco-noco Pte. Ltd. is incorporated in Singapore, and under the current tax laws of Singapore, its standard corporate income tax rate is 17%.

Due to the Company’s net loss position, there was no provision for income taxes recorded. Management considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more-likely-than-not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, and the duration of statutory carry forward periods. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. Due to a history of losses, the Company assessed it was not more likely than not that the deferred tax assets would be realized in the foreseeable future.

	June 30, 2023	June 30, 2022
Loss before tax	$16,791,770	$1,076,823
Tax rate	17%	17%
Computed tax benefit (expense) at statutory tax rate	2,854,601	183,060
Tax effect of non-deductible or taxable items:
Share-based compensation expenses	(2,236,523)	—
Additional deduction for R&D expenses	—	11,680
Change in valuation allowance	(618,078)	(194,740)
Effect of preferential tax rates	—	—
Income tax expense (benefit)	—	—

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of June 30, 2023 and 2022, the Company did not have any significant unrecognized uncertain tax positions. The Company did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of operations for the years ended June 30, 2023 and 2022. The Company does not believe that its uncertain tax benefits position will materially change over the next twelve months.

As of June 30, 2023, Singapore tax returns for the years 2020 to 2023 are subject to examination by the tax authorities.

Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of June 30, 2023 and 2022 are as follows:

	June 30, 2023	June 30, 2022
Deferred tax assets
Net operating loss carry-forward	$1,015,370	$391,242
Capital allowance	4,805	3,253
Lease liabilities	35,657	6,185
Other provisions	22,470	22,471
Less: valuation allowance	(1,040,858)	(415,300)
Subtotal	37,444	7,851
Deferred tax liabilities
Deferred tax liabilities arising from assets	(37,444)	(7,851)
Total deferred tax assets, net	—	—

The Company had net operating loss carried forward for tax purposes of approximately $5,972,000 as of June 30, 2023 and approximately $2,351,000 as of June 30, 2022, which may be carried forward indefinitely to offset future taxable income.

	June 30, 2023	June 30, 2022
The changes related to valuation allowance are as follows:
Balance at the beginning of the year	$415,300	$220,560
Current year addition	625,558	194,740
Balance at the end of the year	1,040,858	415,300